Fair Value Measurements - Summary of Estimated Fair Values and Carrying Values of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Cash and cash equivalents	$ 371,320	$ 327,025	$ 203,560
Interest bearing time deposits in other banks	132	131	129
Investment securities available for sale	126,218	26,432	25,595
Non-marketable securities	11,327	7,527	4,407
Accrued interest receivable	12,648	10,228	13,676
Bank-owned life insurance	26,671	26,528	25,961
Total assets	3,040,388	2,499,412	1,867,293
Loans, including held for sale, net	2,424,633	2,049,429	1,544,113
Financial liabilities
Deposits	2,587,169	2,141,199	1,633,831
Accrued interest payable	387	437	1,215
FHLB advances	50,000	50,000	70,000
Total liabilities	2,739,185	2,200,405	1,745,575
Carrying Value | Level 2 Inputs
Financial assets
Cash and cash equivalents	371,320	327,025	203,560
Interest bearing time deposits in other banks	132	131	129
Investment securities available for sale	126,218	26,432	25,595
Non-marketable securities	11,327	7,527	4,407
Accrued interest receivable	12,648	10,228	13,676
Bank-owned life insurance	26,671	26,528	25,961
Derivative instruments assets	3,873	389	487
Total assets	552,189	398,260	273,815
Financial liabilities
Deposits	2,587,169	2,141,199	1,633,831
Accrued interest payable	387	437	1,215
FHLB advances	50,000	50,000	70,000
Notes payable	81,507	1,000	33,875
Derivative instrument liabilities	3,909	389	280
Total liabilities	2,722,972	2,193,025	1,739,201
Carrying Value | Level 3 Inputs
Financial assets
Loans, including held for sale, net	2,424,633	2,049,429	1,546,458
Estimated Fair Value | Level 2 Inputs
Financial assets
Cash and cash equivalents	371,320	327,025	203,560
Interest bearing time deposits in other banks	132	131	129
Investment securities available for sale	126,218	26,432	25,595
Non-marketable securities	11,327	7,527	4,407
Accrued interest receivable	12,648	10,228	13,676
Bank-owned life insurance	26,671	26,528	25,961
Derivative instruments assets	3,873	389	487
Total assets	552,189	398,260	273,815
Financial liabilities
Deposits	2,587,827	2,141,999	1,636,967
Accrued interest payable	387	437	1,215
FHLB advances	50,000	50,000	70,000
Notes payable	81,507	1,000	33,875
Derivative instrument liabilities	3,909	389	280
Total liabilities	2,723,630	2,193,825	1,742,337
Estimated Fair Value | Level 3 Inputs
Financial assets
Loans, including held for sale, net	$ 2,391,904	$ 2,023,761	$ 1,551,624